Significant Accounting Policies - Schedule of Intangible Assets with Finite Useful Lives (Details)	12 Months Ended
Mar. 31, 2023
Customer relationships
Finite Lived Intangible Assets [Line Items]
Amortization method	Straight-line
Amortization period	10 years
License agreements
Finite Lived Intangible Assets [Line Items]
Amortization method	Straight-line
License agreements | Minimum
Finite Lived Intangible Assets [Line Items]
Amortization period	12 years
License agreements | Maximum
Finite Lived Intangible Assets [Line Items]
Amortization period	31 months
Website and trademarks
Finite Lived Intangible Assets [Line Items]
Amortization method	Straight-line
Amortization period	4 years
Tradenames
Finite Lived Intangible Assets [Line Items]
Amortization method	Straight-line
Amortization period	15 years
Computer software
Finite Lived Intangible Assets [Line Items]
Amortization method	Straight-line
Computer software | Minimum
Finite Lived Intangible Assets [Line Items]
Amortization period	3 years
Computer software | Maximum
Finite Lived Intangible Assets [Line Items]
Amortization period	5 years